Leases - Additional Information (Details)	9 Months Ended
Sep. 30, 2019 USD ($)
Additional Information [Abstract]
Lease expense	$ 102,385
Weighted average remaining lease term, all operating leases	22 years 9 months 18 days
Lease payments	$ 121,788